RELATED PARTY TRANSACTIONS - Summary of Nature of Related Party Relationship (Details)	12 Months Ended
Dec. 31, 2024
Genscript Biotech Corporation ("Genscript")
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	The Company’s most significant shareholder
Nanjing GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Incorporated
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Holdings Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
ProBio Inc.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Nanjing ProBio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Zhenjiang ProBio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Genscript Biotech (Netherlands) B.V.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation